Investments in Joint Ventures (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of joint ventures [Line Items]
Acquisition cost		₩ 1,943,392		₩ 1,504,710
Book value [Abstract]
Beginning balance		1,663,029		1,813,525
Acquisition		289,068		90,162
Disposal		0		(5,359)
Dividends received		(139,519)		(79,601)
Share of income (loss)		220,032		129,402
Other comprehensive income (loss)		(113,377)		(22,189)
Others (book value)		513		(262,911)
Ending balance		₩ 1,919,746		₩ 1,663,029
KEPCO-Uhde Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[1]	52.80%		52.80%
Effective percentage of ownership	[2]	50.80%		50.80%
Acquisition cost		₩ 11,355		₩ 11,355
Book value [Abstract]
Beginning balance		134		188
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(34)		(54)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		100		134
Share in net assets		100		134
Total assets		208		270
Total liabilities		11		7
Net assets		197		263
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (66)		₩ (107)
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company		Holding company
Location		NETHERLANDS		NETHERLANDS
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[2]	49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 44,405
Book value [Abstract]
Beginning balance		18,318		27,251
Acquisition		0		0
Disposal		0		0
Dividends received		(4,337)		(2,176)
Share of income (loss)		5,919		5,288
Other comprehensive income (loss)		(6,636)		(12,045)
Others (book value)		0		0
Ending balance		13,264		18,318
Share in net assets		13,264		18,318
Total assets		27,073		37,389
Total liabilities		4		5
Net assets		27,069		37,384
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 12,080		₩ (159)
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		CAYMAN		CAYMAN
Percentage of ownership	[1]	55.00%		55.00%
Effective percentage of ownership	[2]	55.00%		55.00%
Acquisition cost		₩ 30		₩ 30
Book value [Abstract]
Beginning balance		1,408		792
Acquisition		0		0
Disposal		0		0
Dividends received		(922)		(907)
Share of income (loss)		1,074		1,040
Other comprehensive income (loss)		(503)		(1)
Others (book value)		0		484
Ending balance		1,057		1,408
Share in net assets		1,057		1,408
Total assets		1,960		2,605
Total liabilities		38		45
Net assets		1,922		2,560
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		2,689		2,570
Profit (loss) for the period of JointVentures		₩ 1,953		₩ 1,892
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [Line Items]
Key operation activities		Resources development		Resources development
Location		CANADA		CANADA
Percentage of ownership		33.10%		33.48%
Effective percentage of ownership	[2]	33.10%		33.41%
Acquisition cost		₩ 26,602		₩ 26,602
Book value [Abstract]
Beginning balance		20,562		19,032
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		4		22
Other comprehensive income (loss)		(769)		1,508
Others (book value)		0		0
Ending balance		19,797		20,562
Share in net assets		19,797		20,562
Total assets		59,885		61,548
Total liabilities		77		4
Net assets		59,808		61,544
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 0		₩ 0
ASM-BG Investicii AD
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 16,101		₩ 16,101
Book value [Abstract]
Beginning balance		19,376		21,379
Acquisition		0		0
Disposal		0		0
Dividends received		(4,206)		(4,760)
Share of income (loss)		2,575		2,442
Other comprehensive income (loss)		455		315
Others (book value)		0		0
Ending balance		18,200		19,376
Share in net assets		18,200		19,376
Total assets		80,261		78,191
Total liabilities		43,861		39,439
Net assets		36,400		38,752
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		13,355		13,200
Profit (loss) for the period of JointVentures		₩ 5,150		₩ 4,894
RES Technology AD
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		BULGARIA		BULGARIA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 15,595		₩ 15,595
Book value [Abstract]
Beginning balance		16,248		15,209
Acquisition		0		0
Disposal		0		0
Dividends received		(1,981)		0
Share of income (loss)		1,051		963
Other comprehensive income (loss)		612		76
Others (book value)		0		0
Ending balance		15,930		16,248
Share in net assets		15,930		16,248
Total assets		67,232		66,821
Total liabilities		35,372		34,325
Net assets		31,860		32,496
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		8,381		8,384
Profit (loss) for the period of JointVentures		₩ 2,102		₩ 1,914
KV Holdings, Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 2,103		₩ 2,103
Book value [Abstract]
Beginning balance		2,441		1,918
Acquisition		0		0
Disposal		0		0
Dividends received		(617)		(372)
Share of income (loss)		580		751
Other comprehensive income (loss)		1		144
Others (book value)		0		0
Ending balance		2,405		2,441
Share in net assets		2,405		2,441
Total assets		6,013		6,101
Total liabilities		0		0
Net assets		6,013		6,101
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		27		25
Profit (loss) for the period of JointVentures		₩ 1,449		₩ 1,876
KEPCO SPC Power Corporation
Disclosure of joint ventures [Line Items]
Key operation activities		Construction and operation of utility plant		Construction and operation of utility plant
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership	[1]	75.20%		75.20%
Effective percentage of ownership	[2]	75.20%		75.20%
Acquisition cost		₩ 94,579		₩ 94,579
Book value [Abstract]
Beginning balance		214,794		208,306
Acquisition		0		0
Disposal		0		0
Dividends received		(48,486)		(45,349)
Share of income (loss)		48,479		48,043
Other comprehensive income (loss)		(12,995)		3,781
Others (book value)		(129)		13
Ending balance		201,663		214,794
Share in net assets		201,663		214,794
Total assets		289,271		308,274
Total liabilities		21,102		22,643
Net assets		268,169		285,631
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		184,481		187,867
Profit (loss) for the period of JointVentures		₩ 66,311		₩ 64,152
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Beginning balance		8,149		9,981
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,718)		(2,050)
Other comprehensive income (loss)		99		218
Others (book value)		0		0
Ending balance		6,530		8,149
Share in net assets		6,530		8,149
Total assets		69,668		77,313
Total liabilities		53,343		56,941
Net assets		16,325		20,372
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,157		6,106
Profit (loss) for the period of JointVentures		₩ (4,295)		₩ (5,175)
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Beginning balance		185,307		166,162
Acquisition		0		0
Disposal		0		0
Dividends received		(13,453)		0
Share of income (loss)		15,317		16,325
Other comprehensive income (loss)		1,307		2,820
Others (book value)		0		0
Ending balance		188,478		185,307
Share in net assets		188,478		185,307
Total assets		747,990		765,598
Total liabilities		276,796		302,329
Net assets		471,194		463,269
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		119,955		122,398
Profit (loss) for the period of JointVentures		₩ 39,439		₩ 40,371
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHINA		CHINA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 39,872		₩ 39,872
Book value [Abstract]
Beginning balance		41,024		39,442
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,231		875
Other comprehensive income (loss)		275		707
Others (book value)		0		0
Ending balance		42,530		41,024
Share in net assets		42,530		41,024
Total assets		182,342		189,157
Total liabilities		76,018		86,596
Net assets		106,324		102,561
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		26,378		23,910
Profit (loss) for the period of JointVentures		₩ 2,914		₩ 2,188
Rabigh Electricity Company
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 109,743		₩ 109,743
Book value [Abstract]
Beginning balance		109,096		105,328
Acquisition		0		0
Disposal		0		0
Dividends received		(14,956)		0
Share of income (loss)		25,474		4,355
Other comprehensive income (loss)		(22,458)		(1,734)
Others (book value)		1		1,147
Ending balance		97,157		109,096
Share in net assets		158,472		175,349
Total assets		2,294,880		2,538,719
Total liabilities		1,898,701		2,100,347
Net assets		396,179		438,372
Investment differential		0		0
Intercompany transaction		(60,511)		(65,450)
Others (consolidated FS)		(804)		(803)
Sales of JointVentures		293,722		208,514
Profit (loss) for the period of JointVentures		₩ 94,927		₩ 1,567
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		SAUDI ARABIA		SAUDI ARABIA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Beginning balance		6,879		5,834
Acquisition		0		0
Disposal		0		0
Dividends received		(5,340)		(2,222)
Share of income (loss)		2,788		3,070
Other comprehensive income (loss)		(514)		197
Others (book value)		0		0
Ending balance		3,813		6,879
Share in net assets		3,813		6,879
Total assets		28,666		36,121
Total liabilities		19,133		18,923
Net assets		9,533		17,198
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		26,268		23,777
Profit (loss) for the period of JointVentures		₩ 7,318		₩ 7,203
Jamaica Public Service Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership		40.00%		40.00%
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Beginning balance		253,607		239,632
Acquisition		0		0
Disposal		0		0
Dividends received		(4,352)		(4,631)
Share of income (loss)		24,669		10,166
Other comprehensive income (loss)		(10,891)		8,440
Others (book value)		3,188		0
Ending balance		266,221		253,607
Share in net assets		254,798		240,976
Total assets		1,664,412		1,543,049
Total liabilities		1,027,418		940,609
Net assets		636,994		602,440
Investment differential		29,357		(80,161)
Intercompany transaction		0		0
Others (consolidated FS)		(17,934)		92,792
Sales of JointVentures		1,042,422		1,035,399
Profit (loss) for the period of JointVentures		₩ 35,916		₩ 32,828
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Manufacturing		Manufacturing
Location		KOREA		KOREA
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Beginning balance		9,052		7,708
Acquisition		0		0
Disposal		0		0
Dividends received		(833)		(208)
Share of income (loss)		2,952		1,552
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		11,171		9,052
Share in net assets		11,348		9,228
Total assets		44,571		31,326
Total liabilities		19,354		10,820
Net assets		25,217		20,506
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(177)		(176)
Sales of JointVentures		19,762		11,305
Profit (loss) for the period of JointVentures		₩ 7,262		₩ 3,837
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		25.00%		25.00%
Effective percentage of ownership	[2]	25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Beginning balance		5,045		4,761
Acquisition		0		0
Disposal		0		0
Dividends received		(330)		(430)
Share of income (loss)		663		714
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		5,378		5,045
Share in net assets		5,378		5,045
Total assets		39,266		42,318
Total liabilities		17,754		22,137
Net assets		21,512		20,181
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		7,296		7,843
Profit (loss) for the period of JointVentures		₩ 2,652		₩ 2,856
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.
GS Donghae Electric Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities				Power generation
Location				KOREA
Percentage of ownership				0.00%
Effective percentage of ownership	[2]			0.00%
Acquisition cost				₩ 0
Book value [Abstract]
Beginning balance		₩ 0		240,591
Acquisition				0
Disposal				0
Dividends received				(10,200)
Share of income (loss)				25,787
Other comprehensive income (loss)				0
Others (book value)				(256,178)
Ending balance				0
Share in net assets				0
Total assets				0
Total liabilities				0
Net assets				0
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				0
Sales of JointVentures				0
Profit (loss) for the period of JointVentures				₩ 0
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location		KOREA		KOREA
Percentage of ownership		29.00%	[3]	29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		571		515
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(25)		56
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		546		571
Share in net assets		546		571
Total assets		2,319		2,993
Total liabilities		435		1,025
Net assets		1,884		1,968
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		4,105		3,323
Profit (loss) for the period of JointVentures		₩ (96)		₩ 134
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%	[3]	29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 1,856		₩ 1,856
Book value [Abstract]
Beginning balance		2,883		2,676
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		13		207
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,896		2,883
Share in net assets		2,896		2,883
Total assets		14,801		17,653
Total liabilities		4,816		7,712
Net assets		9,985		9,941
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		2,298		2,991
Profit (loss) for the period of JointVentures		₩ 144		709
Daejung Offshore Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance				2,669
Share of income (loss)				(308)
Others (book value)				₩ (2,361)
Amman Asia Electric Power Company
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JORDAN		JORDAN
Percentage of ownership	[1]	60.00%		60.00%
Effective percentage of ownership	[2]	60.00%		60.00%
Acquisition cost		₩ 111,476		₩ 111,476
Book value [Abstract]
Beginning balance		192,164		177,357
Acquisition		0		0
Disposal		0		0
Dividends received		(28,281)		0
Share of income (loss)		20,165		20,648
Other comprehensive income (loss)		(22,795)		(5,841)
Others (book value)		0		0
Ending balance		161,253		192,164
Share in net assets		161,253		192,164
Total assets		725,101		821,997
Total liabilities		456,346		501,723
Net assets		268,755		320,274
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		20,586		23,866
Profit (loss) for the period of JointVentures		₩ 33,608		₩ 34,424
KAPES, Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		R & D		R&D
Location		KOREA		KOREA
Percentage of ownership	[1]	51.00%		51.00%
Effective percentage of ownership	[2]	51.00%		51.00%
Acquisition cost		₩ 5,629		₩ 5,629
Book value [Abstract]
Beginning balance		10,832		9,079
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(10,806)		1,767
Other comprehensive income (loss)		0		0
Others (book value)		(26)		(14)
Ending balance		0		10,832
Share in net assets		16,369		10,832
Total assets		127,418		124,396
Total liabilities		95,322		103,158
Net assets		32,096		21,238
Investment differential		0		0
Intercompany transaction		(19,567)		0
Others (consolidated FS)		3,198		0
Sales of JointVentures		167,201		93,831
Profit (loss) for the period of JointVentures		10,908		₩ 3,465
Unrecognized equity interest		3,198
Accumulated unrecognized equity interest		3,198
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities				Power generation
Location				KOREA
Book value [Abstract]
Beginning balance		₩ 0		₩ 19,912
Acquisition				0
Disposal				(5,359)
Dividends received				0
Share of income (loss)				(657)
Other comprehensive income (loss)				16
Others (book value)				(13,912)
Ending balance				0
Share in net assets				0
Total assets				0
Total liabilities				0
Net assets				0
Investment differential				0
Intercompany transaction				0
Others (consolidated FS)				0
Sales of JointVentures				0
Profit (loss) for the period of JointVentures				₩ 0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Beginning balance		4,375		4,860
Acquisition		0		0
Disposal		0		0
Dividends received		(435)		(587)
Share of income (loss)		(53)		102
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		3,887		4,375
Share in net assets		3,855		4,343
Total assets		36,237		39,680
Total liabilities		22,945		24,703
Net assets		13,292		14,977
Investment differential		32		32
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		4,433		5,365
Profit (loss) for the period of JointVentures		₩ (220)		₩ 354
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied.
Jeongam Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		40.00%		40.00%	[4]
Effective percentage of ownership	[2]	40.00%		40.00%
Acquisition cost		₩ 5,580		₩ 5,580
Book value [Abstract]
Beginning balance		4,437
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		183		0
Other comprehensive income (loss)		0		0
Others (book value)		0		4,437
Ending balance		4,620		4,437
Share in net assets		4,620		4,437
Total assets		89,829		94,134
Total liabilities		78,279		83,041
Net assets		11,550		11,093
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		9,757		11,644
Profit (loss) for the period of JointVentures		₩ 412		₩ 2,005
Shareholders' agreements that may cause future economic resource or cash outflows		In the case where non-controlling shareholders decide to dispose of their shares in Jeongam Wind Power Co., Ltd. after the construction of the power plant has been completed, the Company is obligated to acquire those shares at fair value.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied and reimbursement to the lender can be restricted depending on the priority of the loans. Also, Shares cannot be wholly or partially transferred without the consent of the stakeholders.
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Construction and service		Construction and service
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%	[4]
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Beginning balance		4,902
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		446		0
Other comprehensive income (loss)		0		0
Others (book value)		14		4,902
Ending balance		5,362		4,902
Share in net assets		5,362		4,902
Total assets		24,162		19,052
Total liabilities		5,674		2,150
Net assets		18,488		16,902
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		9,435		12,284
Profit (loss) for the period of JointVentures		₩ 1,538		₩ 1,749
Significant restrictions on its abilities		Shares cannot be wholly or partially transferred without the consent of the board of directors.
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.90%		29.90%
Effective percentage of ownership	[2]	29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Beginning balance		34,872	[5]	42,505
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(7,354)		(7,385)
Other comprehensive income (loss)		0		0
Others (book value)		0		(248)
Ending balance		27,518		34,872	[5]
Share in net assets		27,762		35,117
Total assets		605,493		607,823
Total liabilities		512,642		490,375
Net assets		92,851		117,448
Investment differential		3		0
Intercompany transaction		0		0
Others (consolidated FS)		(247)		(245)
Sales of JointVentures		222,066		313,438
Profit (loss) for the period of JointVentures		₩ (24,597)		₩ (24,490)
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the collateralized debt is fully repaid.
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[3]	15.00%		15.00%
Effective percentage of ownership	[2]	15.00%		15.00%
Acquisition cost		₩ 3,000		₩ 3,000
Book value [Abstract]
Beginning balance		3,040		2,843
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		84		197
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		3,124		3,040
Share in net assets		3,119		3,035
Total assets		90,758		99,552
Total liabilities		69,967		79,322
Net assets		20,791		20,230
Investment differential		5		5
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		11,232		11,739
Profit (loss) for the period of JointVentures		₩ 572		₩ 1,342
Significant restrictions on its abilities		Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.
Nghi Son 2 Power LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		VIETNAM		VIETNAM
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 2,781		₩ 2,781
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		0
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(133,280)		(102,825)
Total assets		2,207,764		1,589,928
Total liabilities		2,474,324		1,795,578
Net assets		(266,560)		(205,650)
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		133,280		102,825
Sales of JointVentures		819,706		1,008,326
Profit (loss) for the period of JointVentures		108,832		71,803
Unrecognized equity interest		30,456		61,165
Accumulated unrecognized equity interest		₩ 133,280		₩ 102,824
Kelar S.A
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership	[1]	65.00%		65.00%
Effective percentage of ownership	[2]	65.00%		65.00%
Acquisition cost		₩ 78,060		₩ 78,060
Book value [Abstract]
Beginning balance		70,462		72,824
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		14,864		3,435
Other comprehensive income (loss)		(9,186)		(8,416)
Others (book value)		(4,691)		2,619
Ending balance		71,449		70,462
Share in net assets		68,941		67,794
Total assets		598,901		634,633
Total liabilities		492,838		530,335
Net assets		106,063		104,298
Investment differential		2,508		2,668
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		93,375		86,702
Profit (loss) for the period of JointVentures		₩ 16,863		₩ 8,867
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained
PT. Tanjung Power Indonesia
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		INDONESIA		INDONESIA
Percentage of ownership		35.00%		35.00%
Effective percentage of ownership	[2]	35.00%		35.00%
Acquisition cost		₩ 26,892		₩ 26,892
Book value [Abstract]
Beginning balance		34,327		7,081
Acquisition		0		26,146
Disposal		0		0
Dividends received		0		0
Share of income (loss)		7,522		5,601
Other comprehensive income (loss)		(9,220)		(4,489)
Others (book value)		434		(12)
Ending balance		33,063		34,327
Share in net assets		33,063		34,327
Total assets		645,152		654,365
Total liabilities		550,687		556,287
Net assets		94,465		98,078
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		90,255		109,825
Profit (loss) for the period of JointVentures		₩ 20,487		₩ 16,489
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied.
Incheon New Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[6]	29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 461		₩ 461
Book value [Abstract]
Beginning balance		0	[7]	579
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(232)
Other comprehensive income (loss)		0		0
Others (book value)		0		(347)
Ending balance		0		0	[7]
Share in net assets		152		347
Total assets		3,439		4,749
Total liabilities		2,914		3,553
Net assets		525		1,196
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(152)		(347)
Sales of JointVentures		1,519		1,951
Profit (loss) for the period of JointVentures		(670)		₩ (800)
Unrecognized equity interest		194
Accumulated unrecognized equity interest		₩ 194
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%		29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Beginning balance		17,342		16,751
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(2,528)		591
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		14,814		17,342
Share in net assets		14,814		17,342
Total assets		227,539		242,332
Total liabilities		176,457		182,533
Net assets		51,082		59,799
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		33,677		44,733
Profit (loss) for the period of JointVentures		₩ (8,734)		₩ 2,606
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.
Daehan Wind Power PSC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JORDAN		JORDAN
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 7,493		₩ 3,191
Book value [Abstract]
Beginning balance		1,757		1,632
Acquisition		4,302		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(626)		66
Other comprehensive income (loss)		(5,433)		59
Others (book value)		0		0
Ending balance		0		1,757
Share in net assets		(3,855)		1,757
Total assets		98,544		89,904
Total liabilities		106,254		86,390
Net assets		(7,710)		3,514
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		3,855		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		(765)		(767)
Unrecognized equity interest		3,855		0
Accumulated unrecognized equity interest		₩ 3,855		₩ 0
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without the consent of the stakeholders.		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Barakah One Company
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		UAE		UAE
Percentage of ownership		18.00%	[8]	18.00%	[9]
Effective percentage of ownership	[2]	18.00%		18.00%
Acquisition cost		₩ 118		₩ 118
Book value [Abstract]
Beginning balance		0		3,807
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		0		(2,668)
Other comprehensive income (loss)		0		(1,139)
Others (book value)		0		0
Ending balance		0		0
Share in net assets		(41,493)		(38,842)
Total assets		24,693,571		24,330,632
Total liabilities		24,924,087		24,546,421
Net assets		(230,516)		(215,789)
Investment differential		0		0
Intercompany transaction		(27,845)		(77,254)
Others (consolidated FS)		69,338		116,096
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		(4,520)		(112,114)
Unrecognized equity interest		(46,758)		116,096
Accumulated unrecognized equity interest		₩ 69,338		₩ 116,096
Nawah Energy Company
Disclosure of joint ventures [Line Items]
Key operation activities		Operation of utility plant		Operation of utility plant
Location		UAE		UAE
Percentage of ownership		18.00%	[8]	18.00%	[9]
Effective percentage of ownership	[2]	18.00%		18.00%
Acquisition cost		₩ 296		₩ 296
Book value [Abstract]
Beginning balance		285		274
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		2		0
Other comprehensive income (loss)		(17)		11
Others (book value)		0		0
Ending balance		270		285
Share in net assets		270		285
Total assets		139,286		120,987
Total liabilities		137,788		119,405
Net assets		1,498		1,582
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 12		₩ 3
MOMENTUM
Disclosure of joint ventures [Line Items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		FRANCE		FRANCE
Percentage of ownership		33.33%		33.33%
Effective percentage of ownership	[2]	33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Beginning balance		553		582
Acquisition		0		0
Disposal		0		0
Dividends received		(404)		(411)
Share of income (loss)		399		380
Other comprehensive income (loss)		17		2
Others (book value)		0		0
Ending balance		565		553
Share in net assets		565		553
Total assets		10,772		8,904
Total liabilities		9,076		7,245
Net assets		1,696		1,659
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		31,161		21,171
Profit (loss) for the period of JointVentures		₩ 1,122		₩ 1,099
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership	[10]	29.00%		29.00%
Effective percentage of ownership	[2]	54.24%		54.24%
Acquisition cost		₩ 46,225		₩ 46,225
Book value [Abstract]
Beginning balance		22,824	[11]	41,110
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		128		3,599
Other comprehensive income (loss)		0		0
Others (book value)		93		(21,885)
Ending balance		23,045		22,824	[11]
Share in net assets		43,342		43,124
Total assets		549,034		579,593
Total liabilities		469,126		500,092
Net assets		79,908		79,501
Investment differential		84		84
Intercompany transaction		0		0
Others (consolidated FS)		(20,381)		(20,384)
Sales of JointVentures		221,382		301,339
Profit (loss) for the period of JointVentures		₩ 290		₩ 4,899
Shareholders' agreements that may cause future economic resource or cash outflows		The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment. The Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.		The Group has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investores at the yield-based transfer amount agreed with the shareholders.The Group can exercise its right 5, 10 and 13 years after the date of the investment. The Group has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.		Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions is obtained.
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		46.00%		46.00%
Effective percentage of ownership	[2]	46.00%		46.00%
Acquisition cost		₩ 17,475		₩ 17,475
Book value [Abstract]
Beginning balance		17,627		15,304
Acquisition		0		2,100
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(371)		223
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		17,256		17,627
Share in net assets		16,764		17,135
Total assets		249,999		262,610
Total liabilities		213,556		225,361
Net assets		36,443		37,249
Investment differential		492		492
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		26,535		24,256
Profit (loss) for the period of JointVentures		₩ 1,690		₩ (2,032)
Shareholders' agreements that may cause future economic resource or cash outflows		In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.		In case the Group intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Group.
Significant restrictions on its abilities		Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.
Chester Solar IV SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 1,700		₩ 1,700
Book value [Abstract]
Beginning balance		672		1,851
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		389		(1,746)
Other comprehensive income (loss)		80		(55)
Others (book value)		(77)		622
Ending balance		1,064		672
Share in net assets		1,009		614
Total assets		14,232		13,443
Total liabilities		11,990		12,079
Net assets		2,242		1,364
Investment differential		55		58
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,688		1,590
Profit (loss) for the period of JointVentures		₩ 485		₩ (1,057)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
Chester Solar V SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 525		₩ 525
Book value [Abstract]
Beginning balance		146		474
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		135		(619)
Other comprehensive income (loss)		17		(6)
Others (book value)		(21)		297
Ending balance		277		146
Share in net assets		162		23
Total assets		4,674		4,677
Total liabilities		4,313		4,625
Net assets		361		52
Investment differential		115		123
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		588		519
Profit (loss) for the period of JointVentures		₩ 150		₩ (402)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained
Diego de Almagro Solar SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 2,091		₩ 2,091
Book value [Abstract]
Beginning balance		1,035		1,663
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		455		(1,014)
Other comprehensive income (loss)		107		(86)
Others (book value)		(107)		472
Ending balance		1,490		1,035
Share in net assets		1,399		937
Total assets		17,916		18,984
Total liabilities		14,808		16,901
Net assets		3,108		2,083
Investment differential		91		98
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,824		1,954
Profit (loss) for the period of JointVentures		₩ 535		₩ (1,104)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares.
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
South Jamaica Power Company Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		JAMAICA		JAMAICA
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 20,521		₩ 20,521
Book value [Abstract]
Beginning balance		13,863		16,124
Acquisition		0		4,290
Disposal		0		0
Dividends received		0		0
Share of income (loss)		20,468		(7,131)
Other comprehensive income (loss)		(2,432)		580
Others (book value)		(2)		0
Ending balance		31,897		13,863
Share in net assets		31,899		13,863
Total assets		405,804		364,347
Total liabilities		246,310		295,029
Net assets		159,494		69,318
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(2)		0
Sales of JointVentures		209,596		7,224
Profit (loss) for the period of JointVentures		₩ 12,208		₩ (35,650)
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		35.00%		35.00%
Effective percentage of ownership	[2]	35.00%		35.00%
Acquisition cost		₩ 17,850		₩ 17,850
Book value [Abstract]
Beginning balance		17,182		17,433
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		5,371		(251)
Other comprehensive income (loss)		0		0
Others (book value)		(1)		0
Ending balance		22,552		17,182
Share in net assets		22,552		17,182
Total assets		275,911		232,170
Total liabilities		211,476		183,079
Net assets		64,435		49,091
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		62,286		0
Profit (loss) for the period of JointVentures		₩ 15,346		₩ (717)
Significant restrictions on its abilities		Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.
RE Holiday Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 42,948		₩ 42,948
Book value [Abstract]
Beginning balance		42,070		51,094
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		33,072		(6,525)
Other comprehensive income (loss)		(6,333)		(2,500)
Others (book value)		0		1
Ending balance		68,809		42,070
Share in net assets		68,809		42,070
Total assets		320,908		331,862
Total liabilities		183,290		247,722
Net assets		137,618		84,140
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		19,659		18,744
Profit (loss) for the period of JointVentures		₩ 13,247		₩ (345)
RE Pioneer Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 27,891		₩ 27,891
Book value [Abstract]
Beginning balance		31,156		38,898
Acquisition		0		0
Disposal		0		0
Dividends received		(1,246)		(939)
Share of income (loss)		24,466		(5,507)
Other comprehensive income (loss)		(4,737)		(1,296)
Others (book value)		0		0
Ending balance		49,639		31,156
Share in net assets		49,639		31,156
Total assets		236,565		246,571
Total liabilities		137,287		184,258
Net assets		99,278		62,313
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		12,410		12,207
Profit (loss) for the period of JointVentures		₩ 8,821		₩ (1,912)
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 28,021		₩ 28,021
Book value [Abstract]
Beginning balance		42,916		41,415
Acquisition		0		0
Disposal		0		0
Dividends received		(872)		(1,152)
Share of income (loss)		(35,735)		4,609
Other comprehensive income (loss)		(1,843)		(1,957)
Others (book value)		0		1
Ending balance		4,466		42,916
Share in net assets		53,736		42,916
Total assets		194,643		209,850
Total liabilities		87,171		124,017
Net assets		107,472		85,833
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		(49,270)		0
Sales of JointVentures		10,679		10,384
Profit (loss) for the period of JointVentures		₩ (722)		₩ 7,630
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 5,188		₩ 5,188
Book value [Abstract]
Beginning balance		5,602		5,410
Acquisition		0		0
Disposal		0		0
Dividends received		(249)		(430)
Share of income (loss)		210		430
Other comprehensive income (loss)		(333)		192
Others (book value)		0		0
Ending balance		5,230		5,602
Share in net assets		5,230		5,602
Total assets		10,733		11,422
Total liabilities		274		217
Net assets		10,459		11,205
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		664		656
Profit (loss) for the period of JointVentures		₩ 541		₩ 651
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 2,187		₩ 2,187
Book value [Abstract]
Beginning balance		1,966		1,898
Acquisition		0		0
Disposal		0		0
Dividends received		(95)		(194)
Share of income (loss)		95		172
Other comprehensive income (loss)		(119)		90
Others (book value)		0		0
Ending balance		1,847		1,966
Share in net assets		1,847		1,966
Total assets		3,776		4,019
Total liabilities		82		87
Net assets		3,694		3,932
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		266		262
Profit (loss) for the period of JointVentures		₩ 223		₩ 260
Laurel SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 1,222		₩ 1,222
Book value [Abstract]
Beginning balance		595		921
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		498		(665)
Other comprehensive income (loss)		80		(82)
Others (book value)		(81)		421
Ending balance		1,092		595
Share in net assets		915		406
Total assets		13,529		12,979
Total liabilities		11,496		12,076
Net assets		2,033		903
Investment differential		177		189
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,704		961
Profit (loss) for the period of JointVentures		₩ 702		₩ (1,130)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.		Shares cannot be wholly or partially transferred without consent of the stakeholders is obtained.
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		AUSTRALIA		AUSTRALIA
Percentage of ownership	[3]	12.37%		12.37%
Effective percentage of ownership	[2]	12.37%		12.37%
Acquisition cost		₩ 4,095		₩ 4,095
Book value [Abstract]
Beginning balance		4,024		3,940
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(24)		(28)
Other comprehensive income (loss)		129		112
Others (book value)		0		0
Ending balance		4,129		4,024
Share in net assets		4,121		4,015
Total assets		33,930		32,883
Total liabilities		618		425
Net assets		33,312		32,458
Investment differential		8		9
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (191)		₩ (232)
Chile Solar JV SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		50.00%		50.00%
Effective percentage of ownership	[2]	50.00%		50.00%
Acquisition cost		₩ 37,689		₩ 37,689
Book value [Abstract]
Beginning balance		34,859		36,865
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		187		842
Other comprehensive income (loss)		(163)		(2,849)
Others (book value)		0		1
Ending balance		34,883		34,859
Share in net assets		34,883		34,859
Total assets		74,776		69,903
Total liabilities		5,011		186
Net assets		69,765		69,717
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		4,390		591
Profit (loss) for the period of JointVentures		₩ 1,476		₩ 1,686
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		47.31%		37.78%
Effective percentage of ownership	[2]	47.31%		37.78%
Acquisition cost		₩ 12,570		₩ 8,500
Book value [Abstract]
Beginning balance		7,846		8,508
Acquisition		4,070		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		1,468		(651)
Other comprehensive income (loss)		(22)		(9)
Others (book value)		0		(2)
Ending balance		13,362		7,846
Share in net assets		13,362		7,846
Total assets		142,731		70,270
Total liabilities		114,487		49,500
Net assets		28,244		20,770
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		10,587		0
Profit (loss) for the period of JointVentures		₩ 2,411		₩ (1,602)
Significant restrictions on its abilities		Dividends and settlement amount for renewable energy supply certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.01%		29.01%
Effective percentage of ownership	[2]	29.01%		29.01%
Acquisition cost		₩ 3,200		₩ 3,200
Book value [Abstract]
Beginning balance		3,043		2,073
Acquisition		0		1,127
Disposal		0		0
Dividends received		0		0
Share of income (loss)		409		(153)
Other comprehensive income (loss)		0		(4)
Others (book value)		1		0
Ending balance		3,453		3,043
Share in net assets		3,391		2,982
Total assets		55,460		51,247
Total liabilities		43,771		40,969
Net assets		11,689		10,278
Investment differential		61		61
Intercompany transaction		0		0
Others (consolidated FS)		1		0
Sales of JointVentures		7,411		0
Profit (loss) for the period of JointVentures		₩ 2,039		₩ (549)
Chester Solar I SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		45.00%		45.00%
Effective percentage of ownership	[2]	45.00%		45.00%
Acquisition cost		₩ 1,181		₩ 1,181
Book value [Abstract]
Beginning balance		1,157		1,181
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of income (loss)		472		(112)
Other comprehensive income (loss)		107		(79)
Others (book value)		(115)		167
Ending balance		1,621		1,157
Share in net assets		1,387		908
Total assets		12,795		7,859
Total liabilities		9,713		5,842
Net assets		3,082		2,017
Investment differential		234		249
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,111		0
Profit (loss) for the period of JointVentures		₩ 824		₩ (204)
Shareholders' agreements that may cause future economic resource or cash outflows		According to the shareholders' agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.		According to the shareholders' agreement, the Group has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise.According to the shareholders' agreement, when Sprott Chile SolarISpA intends to sell its shares.
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		PHILIPPINES		PHILIPPINES
Percentage of ownership		38.00%		38.00%
Effective percentage of ownership	[2]	38.00%		38.00%
Acquisition cost		₩ 47,903		₩ 47,903
Book value [Abstract]
Beginning balance		48,930		47,903
Acquisition		0		0
Disposal		0		0
Dividends received		(6,439)		(4,633)
Share of income (loss)		6,745		4,305
Other comprehensive income (loss)		(219)		1,355
Others (book value)		0		0
Ending balance		49,017		48,930
Share in net assets		19,323		19,236
Total assets		97,947		98,577
Total liabilities		47,098		47,956
Net assets		50,849		50,621
Investment differential		29,694		29,694
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		23,182		18,720
Profit (loss) for the period of JointVentures		₩ 15,249		₩ 11,331
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		81.00%	[12]	81.00%	[13]
Effective percentage of ownership	[2]	81.00%		81.00%
Acquisition cost		₩ 26,399		₩ 10,000
Book value [Abstract]
Beginning balance		8,324
Acquisition		16,399		10,000
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(431)		(1,676)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		24,292		8,324
Share in net assets		24,450		8,481
Total assets		34,363		13,740
Total liabilities		4,180		3,270
Net assets		30,183		10,470
Investment differential		(158)		0
Intercompany transaction		0		0
Others (consolidated FS)		0		(157)
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (532)		₩ (1,875)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%	[3]	29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 2,900		₩ 2,900
Book value [Abstract]
Beginning balance		2,764
Acquisition		0		2,900
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(232)		(136)
Other comprehensive income (loss)		1,592		0
Others (book value)		0		0
Ending balance		4,124		2,764
Share in net assets		2,342		982
Total assets		64,341		27,659
Total liabilities		56,264		24,272
Net assets		8,077		3,387
Investment differential		1,782		1,782
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (1,206)		₩ (1,365)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		29.00%	[3]	29.00%
Effective percentage of ownership	[2]	29.00%		29.00%
Acquisition cost		₩ 2,494		₩ 2,494
Book value [Abstract]
Beginning balance		2,198
Acquisition		0		2,494
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(3)		(296)
Other comprehensive income (loss)		0		0
Others (book value)		0		0
Ending balance		2,195		2,198
Share in net assets		2,195		2,198
Total assets		63,940		31,402
Total liabilities		56,371		23,823
Net assets		7,569		7,579
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (645)		₩ (844)
DE Energia SpA
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		CHILE		CHILE
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[2]	49.00%		49.00%
Acquisition cost		₩ 8,364		₩ 8,364
Book value [Abstract]
Beginning balance		8,665
Acquisition		0		8,364
Disposal		0		0
Dividends received		0		0
Share of income (loss)		506		647
Other comprehensive income (loss)		572		(346)
Others (book value)		(1,556)		0
Ending balance		8,187		8,665
Share in net assets		(3,237)		6,854
Total assets		48,327		64,959
Total liabilities		54,934		50,971
Net assets		(6,607)		13,988
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		11,424		1,811
Sales of JointVentures		3,789		1,254
Profit (loss) for the period of JointVentures		₩ (21,087)		₩ (2,645)
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied.
Dangjin Eco Power Co., Ltd. (newly)
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		34.00%		34.00%	[14]
Effective percentage of ownership	[2]	34.00%		34.00%
Acquisition cost		₩ 25,661		₩ 25,661
Book value [Abstract]
Beginning balance		25,661
Acquisition		0		9,180
Disposal		0		0
Dividends received		0		0
Share of income (loss)		96		0
Other comprehensive income (loss)		(237)		0
Others (book value)		3		16,481
Ending balance		25,523		25,661
Share in net assets		25,182		25,320
Total assets		97,834		99,907
Total liabilities		23,769		25,436
Net assets		74,065		74,471
Investment differential		341		341
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		3,953		107
Profit (loss) for the period of JointVentures		₩ 565		₩ (737)
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		49.00%		49.00%
Effective percentage of ownership	[2]	49.00%		49.00%
Acquisition cost		₩ 2,940		₩ 2,940
Book value [Abstract]
Beginning balance		2,940
Acquisition		0		2,940
Disposal		0		0
Dividends received		0		0
Share of income (loss)		140		0
Other comprehensive income (loss)		(15)		0
Others (book value)		0		0
Ending balance		3,065		2,940
Share in net assets		3,065		2,940
Total assets		19,041		7,237
Total liabilities		12,786		1,237
Net assets		6,255		6,000
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		1,188		0
Profit (loss) for the period of JointVentures		₩ 286		₩ 0
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation		Power generation
Location		KOREA		KOREA
Percentage of ownership		50.00%		99.54%	[15]
Effective percentage of ownership	[2]	50.00%		99.54%
Acquisition cost		₩ 10,800		₩ 10,800
Book value [Abstract]
Beginning balance		10,800
Acquisition		0		10,800
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(286)		0
Other comprehensive income (loss)		(29)		0
Others (book value)		0		0
Ending balance		10,485		10,800
Share in net assets		10,442		10,714
Total assets		20,917		10,764
Total liabilities		33		0
Net assets		20,884		10,764
Investment differential		43		86
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (572)		₩ (11)
HORUS SOLAR, S.A. DE C.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		MEXICO		MEXICO
Percentage of ownership		14.95%	[16]	14.95%	[17]
Effective percentage of ownership	[2]	14.95%		14.95%
Acquisition cost		₩ 5,068		₩ 3,403
Book value [Abstract]
Beginning balance		3,403
Acquisition		1,665		3,403
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(1,985)		0
Other comprehensive income (loss)		311		0
Others (book value)		0		0
Ending balance		3,394		3,403
Share in net assets		(186)		308
Total assets		181,432		10,566
Total liabilities		182,674		8,503
Net assets		(1,242)		2,063
Investment differential		3,580		3,095
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (13,285)		₩ (7)
RECURSOS SOLARES PV DE MEXICO II, S.S. DE C.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		MEXICO		MEXICO
Percentage of ownership		14.95%	[16]	14.95%	[17]
Effective percentage of ownership	[2]	14.95%		14.95%
Acquisition cost		₩ 3,678		₩ 672
Book value [Abstract]
Beginning balance		672
Acquisition		3,006		672
Disposal		0		0
Dividends received		0		0
Share of income (loss)		36		0
Other comprehensive income (loss)		(54)		0
Others (book value)		0		0
Ending balance		3,660		672
Share in net assets		1,489		144
Total assets		81,257		3,848
Total liabilities		71,295		2,885
Net assets		9,962		963
Investment differential		2,171		528
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ 243		₩ 22
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [Line Items]
Key operation activities		Renewable power generation		Renewable power generation
Location		MEXICO		MEXICO
Percentage of ownership		14.95%	[16]	14.95%	[17]
Effective percentage of ownership	[2]	14.95%		14.95%
Acquisition cost		₩ 307		₩ 222
Book value [Abstract]
Beginning balance		222
Acquisition		85		222
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(46)		0
Other comprehensive income (loss)		(21)		0
Others (book value)		0		0
Ending balance		240		222
Share in net assets		236		149
Total assets		7,781		3,170
Total liabilities		6,204		2,171
Net assets		1,577		999
Investment differential		4		73
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (309)		₩ 13
Stavro Holding II AB
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company		Holding company
Location		SWEDEN		SWEDEN
Percentage of ownership		20.00%		20.00%
Effective percentage of ownership	[2]	20.00%		20.00%
Acquisition cost		₩ 8,829		₩ 5,524
Book value [Abstract]
Beginning balance		5,625
Acquisition		3,305		5,524
Disposal		0		0
Dividends received		0		0
Share of income (loss)		(156)		(4)
Other comprehensive income (loss)		346		122
Others (book value)		157		(17)
Ending balance		9,277		5,625
Share in net assets		9,277		5,625
Total assets		46,394		28,141
Total liabilities		9		13
Net assets		46,385		28,128
Investment differential		0		0
Intercompany transaction		0		0
Others (consolidated FS)		0		0
Sales of JointVentures		0		0
Profit (loss) for the period of JointVentures		₩ (782)		₩ (18)
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		38.90%
Effective percentage of ownership	[2]	38.90%
Acquisition cost		₩ 7,020
Book value [Abstract]
Acquisition		7,020
Disposal		0
Dividends received		0
Share of income (loss)		2,895
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		9,915
Share in net assets		8,554
Total assets		349,855
Total liabilities		327,865
Net assets		21,990
Investment differential		1,361
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		43,782
Profit (loss) for the period of JointVentures		₩ 7,443
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[3]	19.00%
Effective percentage of ownership	[2]	19.00%
Acquisition cost		₩ 6,460
Book value [Abstract]
Acquisition		6,460
Disposal		0
Dividends received		0
Share of income (loss)		(418)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		6,042
Share in net assets		5,269
Total assets		312,960
Total liabilities		285,231
Net assets		27,729
Investment differential		773
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		17,347
Profit (loss) for the period of JointVentures		₩ (3,324)
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[3]	19.00%
Effective percentage of ownership	[2]	19.00%
Acquisition cost		₩ 2,637
Book value [Abstract]
Acquisition		2,637
Disposal		0
Dividends received		0
Share of income (loss)		(30)
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		2,607
Share in net assets		2,607
Total assets		59,597
Total liabilities		45,877
Net assets		13,720
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 243
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		MALAYSIA
Percentage of ownership		25.00%
Effective percentage of ownership	[2]	25.00%
Acquisition cost		₩ 11,569
Book value [Abstract]
Acquisition		11,569
Disposal		0
Dividends received		0
Share of income (loss)		(144)
Other comprehensive income (loss)		(221)
Others (book value)		0
Ending balance		11,204
Share in net assets		5,561
Total assets		31,538
Total liabilities		9,293
Net assets		22,245
Investment differential		5,643
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (894)
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		49.00%
Effective percentage of ownership	[2]	49.00%
Acquisition cost		₩ 5,245
Book value [Abstract]
Acquisition		5,245
Disposal		0
Dividends received		0
Share of income (loss)		290
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		5,535
Share in net assets		5,535
Total assets		55,345
Total liabilities		44,049
Net assets		11,296
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		2,769
Profit (loss) for the period of JointVentures		₩ 592
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company
Location		KOREA
Percentage of ownership		29.53%
Effective percentage of ownership	[2]	29.53%
Acquisition cost		₩ 20,952
Book value [Abstract]
Acquisition		20,952
Disposal		0
Dividends received		(1,388)
Share of income (loss)		2,678
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		22,242
Share in net assets		21,715
Total assets		73,573
Total liabilities		39
Net assets		73,534
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		527
Sales of JointVentures		1,770
Profit (loss) for the period of JointVentures		₩ 8,989
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company
Location		KOREA
Percentage of ownership		90.00%
Effective percentage of ownership	[2]	90.00%
Acquisition cost		₩ 15,699
Book value [Abstract]
Acquisition		15,699
Disposal		0
Dividends received		0
Share of income (loss)		430
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		16,129
Share in net assets		16,129
Total assets		17,932
Total liabilities		11
Net assets		17,921
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		6
Profit (loss) for the period of JointVentures		₩ 478
PT Barito Wahana Tenaga
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		INDONESIA
Percentage of ownership		30.61%
Effective percentage of ownership	[2]	30.61%
Acquisition cost		₩ 59,395
Book value [Abstract]
Acquisition		59,395
Disposal		0
Dividends received		0
Share of income (loss)		4,923
Other comprehensive income (loss)		(1,289)
Others (book value)		0
Ending balance		63,029
Share in net assets		63,029
Total assets		205,894
Total liabilities		0
Net assets		205,894
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 28,631
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Generating and distributing vapor and hot/cold water
Location		KOREA
Percentage of ownership	[12],[18]	50.10%
Effective percentage of ownership	[2]	50.10%
Acquisition cost		₩ 49,344
Book value [Abstract]
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		21
Other comprehensive income (loss)		0
Others (book value)		4,919
Ending balance		4,940
Share in net assets		2,877
Total assets		341,478
Total liabilities		335,736
Net assets		5,742
Investment differential		3,137
Intercompany transaction		(1,074)
Others (consolidated FS)		0
Sales of JointVentures		78,387
Profit (loss) for the period of JointVentures		₩ 5,995
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[19]	29.20%
Effective percentage of ownership	[2]	29.20%
Acquisition cost		₩ 29,200
Book value [Abstract]
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		0
Share in net assets		(2,278)
Total assets		152,003
Total liabilities		159,805
Net assets		(7,802)
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		2,278
Sales of JointVentures		7,056
Profit (loss) for the period of JointVentures		₩ (28,043)
DAYONE Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[20]	30.66%
Effective percentage of ownership	[2]	46.30%
Acquisition cost		₩ 71,070
Book value [Abstract]
Acquisition		0
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		0
Share in net assets		(25,224)
Total assets		441,875
Total liabilities		496,355
Net assets		(54,480)
Investment differential		0
Intercompany transaction		(923)
Others (consolidated FS)		26,147
Sales of JointVentures		93,832
Profit (loss) for the period of JointVentures		₩ 30,269
OneEnergy Asia Limited
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		VIETNAM
Percentage of ownership		40.00%
Effective percentage of ownership	[2]	40.00%
Acquisition cost		₩ 56,654
Book value [Abstract]
Acquisition		56,654
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		56,654
Share in net assets		31,142
Total assets		78,005
Total liabilities		150
Net assets		77,855
Investment differential		25,512
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (578)
KAS INVESTMENT I LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company
Location		USA
Percentage of ownership	[21]	29.89%
Effective percentage of ownership	[2]	29.89%
Acquisition cost		₩ 23,437
Book value [Abstract]
Acquisition		23,437
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		23,437
Share in net assets		23,437
Total assets		78,410
Total liabilities		0
Net assets		78,410
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 0
KAS INVESTMENT II LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company
Location		USA
Percentage of ownership	[21]	29.89%
Effective percentage of ownership	[2]	29.89%
Acquisition cost		₩ 23,343
Book value [Abstract]
Acquisition		23,343
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		23,343
Share in net assets		23,343
Total assets		78,096
Total liabilities		0
Net assets		78,096
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 0
Energyco LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		29.00%
Effective percentage of ownership	[2]	29.00%
Acquisition cost		₩ 1,659
Book value [Abstract]
Acquisition		1,659
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		1,659
Share in net assets		830
Total assets		3,425
Total liabilities		563
Net assets		2,862
Investment differential		829
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (2,856)
CAES, LLC
Disclosure of joint ventures [Line Items]
Key operation activities		Holding company
Location		USA
Percentage of ownership		36.00%
Effective percentage of ownership	[2]	36.00%
Acquisition cost		₩ 19,414
Book value [Abstract]
Acquisition		19,414
Disposal		0
Dividends received		(297)
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		(1,491)
Ending balance		17,626
Share in net assets		14,702
Total assets		40,840
Total liabilities		0
Net assets		40,840
Investment differential		2,924
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (1,656)
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership	[3]	19.47%
Effective percentage of ownership	[2]	19.47%
Acquisition cost		₩ 1,890
Book value [Abstract]
Acquisition		1,890
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		1,890
Share in net assets		1,890
Total assets		9,708
Total liabilities		0
Net assets		9,708
Investment differential		0
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ 0
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		28.02%
Effective percentage of ownership	[2]	28.02%
Acquisition cost		₩ 510
Book value [Abstract]
Acquisition		510
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		510
Share in net assets		220
Total assets		15,283
Total liabilities		14,499
Net assets		784
Investment differential		290
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		19
Profit (loss) for the period of JointVentures		₩ (485)
Bitsolar Energy Co., Ltd.,
Disclosure of joint ventures [Line Items]
Key operation activities		Power generation
Location		KOREA
Percentage of ownership		27.10%
Effective percentage of ownership	[2]	27.10%
Acquisition cost		₩ 352
Book value [Abstract]
Acquisition		352
Disposal		0
Dividends received		0
Share of income (loss)		0
Other comprehensive income (loss)		0
Others (book value)		0
Ending balance		352
Share in net assets		(1,302)
Total assets		144,758
Total liabilities		149,561
Net assets		(4,803)
Investment differential		1,654
Intercompany transaction		0
Others (consolidated FS)		0
Sales of JointVentures		0
Profit (loss) for the period of JointVentures		₩ (6,116)
Significant restrictions on its abilities		Dividends can only be paid when all conditions of the loan agreement are satisfied.

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders' agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.
[2]	The percentage of ownership shown above is after considering the treasury stocks and others.
[3]	According to the shareholders' agreement, the parties have joint control over all decisions related to financial and operation. Accordingly, the entity is classified as joint ventures.
[4]	Daejung Offshore Wind Power Co., Ltd. and GS Donghae Electric Power Co., Ltd. are reclassified from joint ventures to associates, and Jeongam Wind Power Co., Ltd. and Korea Power Engineering Service Co., Ltd. are reclassified from associates to joint ventures during the year ended December 31, 2019.
[5]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW248 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[6]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement
[7]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW347 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[8]	The effective percentage of ownership is less than 20%. However, all operation related decisions must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[9]	The effective percentage of ownership is less than 20% but the Company has joint control over the entity as decisions on the major activities require the unanimous consent of the parties that collectively control the entity.
[10]	Although the nominal percentage of ownership is 29.00%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[11]	It was determined that there is objective evidence of impairment due to prolonged operating losses. As a result, the Company recognized an impairment loss of KRW21,827 million in impairment loss on investments in associates and joint ventures for the year ended December 31, 2019.
[12]	The effective percentage of ownership is more than 50%. However, all operation related decisions must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[13]	The effective percentage of ownership is more than 50%. However, according to the shareholders' agreement, all operation related decisions must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	Eumseong Natural Gas Power Co., Ltd. and Dangjin Eco Solar Power Co., Ltd. were established by spin-off from Dangjin Eco Power Co., Ltd. After the spin-off, Eumseong Natural Gas Power Co., Ltd. was merged and absorbed by the Company during December 2019.
[15]	The temporary percentage of ownership is more than 50% due to differences in the timing of the payment. The Company is expected to exert significant influence after payment is completed in the first quarter of 2020.
[16]	The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence
[17]	The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions on the major activities must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.
[18]	The classification of the entity was changed from an associate to a joint venture, due to the additional investment during the year ended December 31, 2020
[19]	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from an associate to a joint venture, due to the changes in voting rights.
[20]	The name of the entity has changed during the current year. According to the Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.) held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[21]	The entities were included in the joint ventures due to the new investment during the year ended December 31, 2020. Since the final settlement of the entity was not completed before the Company's financial statements date, the financial statements of October 7, were used for consolidation.